Putnam Strategic Intermediate Municipal Fund
The fund's portfolio
10/31/24 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FHA Insd. — Federal Housing Administration Insured
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
PSFG — Permanent School Fund Guaranteed
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.24% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (98.4%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (2.8%)
Birmingham, Wtr. Wks. Board 144A Rev. Bonds, 3.75%, 9/1/26	AA-/P	$13,000,000	$12,906,292
Black Belt Energy Gas Dist.
Mandatory Put Bonds (2/1/29), Ser. D-1, 5.50%, 6/1/49	A2	2,000,000	2,134,084
Mandatory Put Bonds (12/1/25), Ser. A-1, 4.00%, 12/1/49	A1	2,475,000	2,485,662
Black Belt Energy Gas Dist., Gas Supply Mandatory Put Bonds (6/1/27), Ser. D-1, 4.00%, 7/1/52	Aa1	1,000,000	1,010,958
Energy Southeast Cooperative Dist. Energy Supply
Mandatory Put Bonds (11/1/31), Ser. B-1, 5.75%, 4/1/54	A1	5,000,000	5,563,059
Mandatory Put Bonds (6/1/32), Ser. B, 5.25%, 7/1/54	A1	8,000,000	8,615,369
Jefferson, Cnty. Rev. Bonds, (Refunding warrants), 5.00%, 9/15/34	AA+	1,075,000	1,103,802
Southeast Energy Auth. Commodity Supply
Mandatory Put Bonds (12/1/29), Ser. A-1, 5.50%, 1/1/53	A1	1,350,000	1,455,233
Mandatory Put Bonds (8/1/28), Ser. B-1, 5.00%, 5/1/53	A2	3,000,000	3,130,942
Southeast Energy Auth. Cooperative Dist. Energy Supply Rev. Bonds, Ser. C
5.00%, 11/1/29	Aa3	1,000,000	1,063,420
5.00%, 11/1/28	Aa3	750,000	789,954
5.00%, 11/1/27	Aa3	410,000	427,129
5.00%, 11/1/26	Aa3	500,000	513,833
U. of AL at Birmingham Fin. Auth. Med Rev. Bonds, Ser. B, 5.00%, 9/1/32	Aa3	6,000,000	6,154,658

			47,354,395
Alaska (0.5%)
AK State G.O. Bonds, Ser. A
5.00%, 8/1/34	AA	1,000,000	1,110,856
5.00%, 8/1/33	AA	2,000,000	2,210,939
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/49	A+/F	1,690,000	1,557,616
4.00%, 10/1/39	A+/F	2,445,000	2,366,929
4.00%, 10/1/38	A+/F	555,000	540,069

			7,786,409
Arizona (2.1%)
AZ Board of Regents Rev. Bonds, Ser. B, 5.00%, 7/1/47(T)	Aa2	10,000,000	10,125,100
AZ State Indl. Dev. Auth. Rev. Bonds
(Equitable School Revolving Fund, LLC), 5.00%, 11/1/40	A	650,000	700,235
(Equitable School Revolving Fund, LLC), 5.00%, 11/1/39	A	780,000	844,028
(Equitable School Revolving Fund, LLC), 5.00%, 11/1/38	A	450,000	488,653
(Equitable School Revolving Fund, LLC), Ser. A, 5.00%, 11/1/38	A	2,740,000	2,861,223
(Equitable School Revolving Fund, LLC), 5.00%, 11/1/34	A	1,000,000	1,054,900
Ser. 19-2, Class A, 3.625%, 5/20/33	BBB	5,996,318	5,697,581
AZ State Indl. Dev. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (9/1/26), (Unity At West Glendale), 5.00%, 3/1/45	Aaa	1,000,000	1,025,158
Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.)
4.00%, 5/15/31	BB+/F	1,000,000	963,694
4.00%, 5/15/29	BB+/F	1,000,000	977,657
Maricopa Cnty., Indl. Dev. Auth. Rev. Bonds, (Banner Hlth.), Ser. A, 4.00%, 1/1/44	AA-	2,360,000	2,328,945
Pima Cnty., Indl. Dev. Auth. Sr. Living 144A Rev. Bonds, (La Posada at Park Centre, Inc.), 6.25%, 11/15/35	BBB+/P	2,750,000	3,004,490
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	1,000,000	1,082,651
5.25%, 12/1/25	A3	5,000,000	5,081,801

			36,236,116
Arkansas (0.1%)
AR State Dev. Fin. Auth. Rev. Bonds, (Washington Regional Med. Ctr.), 5.00%, 2/1/35	Baa3	1,510,000	1,557,617

			1,557,617
California (9.1%)
Anaheim, Union High School Dist. G.O. Bonds, 3.00%, 8/1/38	Aa2	3,000,000	2,737,503
CA Cmnty. Choice Fin. Auth.
Mandatory Put Bonds (12/1/32), Ser. B, 5.00%, 1/1/55	A1	4,000,000	4,298,746
Mandatory Put Bonds (4/1/32), Ser. A-1, 5.00%, 5/1/54	A1	7,200,000	7,772,719
CA Cmnty. Choice Fin. Auth. Mandatory Put Bonds (9/1/32), Ser. D, 5.00%, 2/1/55	Aa1	5,000,000	5,394,468
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds, (Aster Apt.), Ser. A-1, 4.00%, 2/1/56	A-/P	250,000	220,662
CA Hsg. Fin. Agcy. Rev. Bonds, Ser. 2, Class A, 4.00%, 3/20/33	BBB+	1,075,902	1,085,505
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	874,506	839,244
CA Hsg. Fin. Agcy., Ltd. Oblig. Multi-Fam. Hsg. Rev. Bonds, (Sisal Apt.), FNMA Coll., 3.70%, 11/1/37	Aaa	6,200,000	6,084,141
CA Muni. Fin. Auth. 144A Rev. Bonds, (CA Baptist U.), Ser. A, 4.00%, 11/1/26	BB/P	1,055,000	1,051,592
CA State Charter School Fin. Auth. 144A Rev. Bonds, (Aspire Pub. Schools), 5.00%, 8/1/36	BBB	3,225,000	3,245,570
CA State Edl. Fac. Auth. Rev. Bonds, (U. of the Pacific), 5.00%, 11/1/36	A2	2,580,000	2,611,604
CA State Enterprise Dev. Auth. Student Hsg. Rev. Bonds, (Provident Group-SDSU Properties, LLC), Ser. A, 5.00%, 8/1/28	Baa3	150,000	156,323
CA State Hlth. Fac. Fin. Auth. Rev. Bonds
(Lundquist Inst. For Biomedical Innovation at Harbor-UCLA Med), 5.00%, 9/1/38	Baa2	1,485,000	1,522,098
(Lundquist Inst. For Biomedical Innovation at Harbor-UCLA Med), 5.00%, 9/1/36	Baa2	1,505,000	1,547,522
(Lundquist Inst. For Biomedical Innovation at Harbor-UCLA Med), 5.00%, 9/1/35	Baa2	1,615,000	1,663,356
(Lundquist Inst. for BioMed. Innovation at Harbor - UCLA Med. Ctr.), 5.00%, 9/1/34	Baa2	1,590,000	1,640,550
(Lundquist Inst. for BioMed. Innovation at Harbor - UCLA Med. Ctr.), 5.00%, 9/1/32	Baa2	1,435,000	1,491,428
(Lundquist Inst. for BioMed. Innovation at Harbor - UCLA Med. Ctr.), 5.00%, 9/1/30	Baa2	1,300,000	1,361,092
CA State Hsg. Fin. Agcy. Multi-Fam. Tax-Exempt Mortgage-Backed Rev. Bonds
(OAHS Ocean View LP), FNMA Coll., 4.33%, 2/1/42	Aaa	5,000,000	5,007,892
(OAHS Playa Del Alameda LP), FNMA Coll., 4.25%, 8/1/41	Aaa	3,000,000	3,001,180
CA State Infrastructure & Econ. Dev. Bank Mandatory Put Bonds (6/1/26), (Museum Associates), 3.94%, 12/1/50	A3	1,000,000	999,945
CA State Infrastructure & Econ. Dev. Bank 144A Rev. Bonds, (WFCS Holdings, LLC), 4.125%, 1/1/35	BB/P	955,000	940,533
CA State Infrastructure & Econ. Dev. Bk. Rev. Bonds, (Roseville Sustainable Energy Partner, LLC), 5.00%, 7/1/44	BBB+	2,000,000	2,124,751
CA State Infrastructure & Econ. Dev. Bk. 144A Rev. Bonds, (DesertXpress Enterprises, LLC), 8.00%, 1/1/50	C/P	2,300,000	2,370,154
CA State Muni. Fin. Auth. Rev. Bonds
(CHF-Davis I, LLC), BAM, 5.00%, 5/15/40	AA	5,690,000	5,936,068
(CHF-Riverside II, LLC), 5.00%, 5/15/34	Baa3	915,000	970,187
(HumanGood Oblig. Group), Ser. A, 4.00%, 10/1/32	A-/F	1,000,000	996,070
CA State Muni. Fin. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (8/1/27), (Terracina At Westpark Apt.), 3.20%, 9/1/45	Aaa	5,500,000	5,519,275
CA State Poll Control Fin. Auth. Wtr. Fac. Mandatory Put Bonds (9/1/28), (American Wtr. Cap. Corp.), 3.70%, 8/1/40	A	3,000,000	3,027,197
CA State Pub. Wks. Board Rev. Bonds, Ser. E, 5.00%, 9/1/34	Aa3	900,000	901,337
CA State Statewide Communities Dev. Auth. Hosp. Rev. Bonds, (Methodist Hosp. of Southern CA), 5.00%, 1/1/48	Aa2	4,500,000	4,649,663
CA State U. Mandatory Put Bonds (11/1/26), Ser. B-2, 0.55%, 11/1/49	Aa2	1,000,000	925,166
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(St. John's Partners), Ser. F, 4.50%, 8/15/30	AA+	10,000,000	10,523,122
(Odd Fellows Home of CA), 4.00%, 4/1/43	AA-	1,900,000	1,914,373
CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds, (Lancer Edl. Student Hsg.), Ser. A, 3.00%, 6/1/29	BB/P	1,150,000	1,098,996
Folsom Ranch, Fin. Auth. Special Tax Bonds
5.00%, 9/1/44	AA/P	1,000,000	1,061,734
5.00%, 9/1/39	AA/P	1,000,000	1,071,669
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. B-1, 3.85%, 6/1/50	BBB-	2,225,000	2,045,344
Imperial Cnty., Local Trans. Auth. Sales Tax Rev. Bonds, Ser. E, AGM, 5.00%, 6/1/32	AA	1,305,000	1,394,347
Los Angeles Cnty., Dev. Auth. Multi-Fam. Hsg.
Mandatory Put Bonds (12/1/26), (West Los Angeles, Veteran Administration Bldg. 1), 3.75%, 12/1/46	Aaa	2,500,000	2,519,161
Mandatory Put Bonds (7/1/26), (VA Building 402), 3.375%, 1/1/46	Aaa	3,250,000	3,254,121
Los Angeles, Dept. of Arpt. Rev. Bonds
5.00%, 5/15/31	Aa3	1,500,000	1,628,545
4.00%, 5/15/35	Aa3	600,000	599,448
Los Angeles, Dept. of Arpts. Rev. Bonds, Ser. A
5.00%, 5/15/34	Aa2	5,700,000	5,730,673
4.75%, 5/15/35	Aa2	8,340,000	8,368,874
Manteca, Unif. School Dist. G.O. Bonds, Ser. A, 3.00%, 8/1/41	Aa2	1,000,000	857,852
Port of Oakland Rev. Bonds, 5.00%, 5/1/28 (Escrowed to Maturity)	AAA/P	10,000	10,744
San Diego, Multi-Fam. Hsg. Auth. Rev. Bonds, (Sea Breeze Gardens Preservation LP), Ser. E, FHLMC Coll., 4.20%, 6/1/40	Aaa	1,995,000	1,982,001
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds
Ser. C, 5.50%, 5/1/39	A1	8,850,000	9,936,816
Ser. A, 5.00%, 5/1/35	A1	1,900,000	2,027,008
Ser. A, 5.00%, 5/1/32	A1	4,900,000	5,273,848
Ser. A, 5.00%, 5/1/30	A1	1,000,000	1,077,521
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. VRDN, Ser. B, 2.40%, 5/1/58	VMIG 1	1,500,000	1,500,000
Sierra View, Local Hlth. Care Dist. Rev. Bonds
5.00%, 7/1/30	A-/F	620,000	667,168
5.00%, 7/1/27	A-/F	625,000	650,881
4.00%, 7/1/26	A-/F	300,000	301,733
4.00%, 7/1/25	A-/F	290,000	290,143
Tobacco Securitization Auth. of Southern CA Rev. Bonds, Ser. B-1, Class 2, 5.00%, 6/1/48	BBB-	7,065,000	7,174,408

			155,054,071
Colorado (0.6%)
CO State COP, Ser. A
5.00%, 11/1/44	Aa2	1,100,000	1,199,831
5.00%, 11/1/43	Aa2	1,340,000	1,466,424
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (CommonSpirit Hlth.), Ser. A, 5.00%, 11/1/25	A3	350,000	355,622
Denver City & Cnty., Arpt. Rev. Bonds, Ser. D, 5.75%, 11/15/36	Aa3	3,000,000	3,592,306
Park Creek, Metro. Dist. Ltd. Property Tax Rev. Bonds, Ser. A, AGM, 5.00%, 12/1/43	AA	1,500,000	1,593,722
Regl. Trans. Dist. Rev. Bonds, (Denver Transit Partners, LLC), 3.00%, 7/15/37	Baa1	850,000	752,525
Sterling Ranch Cmnty. Auth. Board Special Assmt. Bonds, (Metro. Dist. No. 1), 5.625%, 12/1/43	BB/P	1,425,000	1,467,189
Vauxmont, Metro. Dist. G.O. Bonds, AGM, 5.00%, 12/15/30	AA	125,000	128,971

			10,556,590
Connecticut (0.8%)
CT State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (7/1/26), (Yale U.), Ser. A-2, 2.00%, 7/1/42	Aaa	1,050,000	1,029,736
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Masonicare Issue), Ser. F, 5.00%, 7/1/34	A-/F	1,250,000	1,263,454
(Stamford Hosp. Oblig. Group (The)), Ser. M, 5.00%, 7/1/34	BBB+	1,400,000	1,507,430
(Masonicare Issue), Ser. F, 5.00%, 7/1/33	A-/F	250,000	252,731
(U. of New Haven), 5.00%, 7/1/28	BBB-	550,000	566,857
CT State Hsg. Fin. Auth. Mtge. Program Rev. Bonds, Ser. A-1, 2.875%, 11/15/30	Aaa	2,250,000	2,120,951
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	4,000,000	4,031,565
U. of CT Rev. Bonds, Ser. A, 5.50%, 11/15/53	Aa3	3,000,000	3,365,061

			14,137,785
Delaware (0.5%)
DE State Econ. Dev. Auth. Rev. Bonds, (ASPIRA Charter School), Ser. A, 5.00%, 6/1/36	BB	1,000,000	1,008,890
DE State Hsg. Auth. Mulit-Fam. Hsg. (Luther Towers Preservation LP), FNMA Coll., 4.65%, 1/1/41	Aaa	7,320,000	7,565,452

			8,574,342
District of Columbia (0.6%)
DC Rev. Bonds
(KIPP DC), Ser. A, 5.00%, 7/1/48	BBB+	1,250,000	1,261,489
(Ingleside Presbyterian Retirement Cmnty.), Ser. A, 5.00%, 7/1/37	BB/P	1,200,000	1,209,445
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 4.00%, 6/1/30	BB+	1,745,000	1,726,884
Metro. DC Arpt. Auth. Rev. Bonds, Ser. A
5.00%, 10/1/31	Aa3	1,000,000	1,058,230
5.00%, 10/1/30	Aa3	910,000	975,759
Metro. DC Arpt. Auth. Aviation Syst. Rev. Bonds, Ser. A, 5.00%, 10/1/35	Aa3	3,000,000	3,107,687
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail & Cap. Impt. Proj.) 4.00%, 10/1/53(T)	A-	660,000	634,570
(Dulles Metrorail & Cap. Impt. Proj.) Ser. B, 4.00%, 10/1/44(T)	A-	665,000	640,914

			10,614,978
Florida (5.9%)
Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. A
5.00%, 10/1/36	A1	1,500,000	1,563,127
5.00%, 10/1/34	A1	2,000,000	2,015,990
Broward Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg.
Mandatory Put Bonds (3/1/26), (Pinnacle 441 Phase 2, LLC), 4.05%, 9/1/56	Aaa	2,000,000	2,016,207
Mandatory Put Bonds (4/1/26), (St. Joseph Manor II, LLLP), 3.50%, 4/1/41	Aaa	4,000,000	4,001,809
Mandatory Put Bonds (3/1/26), (Palms of Deerfield Townhomes, LLC (The)), 3.40%, 3/1/57	Aaa	1,400,000	1,399,405
Broward Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg. Rev. Bonds, (Federation Plaza), FNMA Coll., 5.00%, 10/1/38	Aaa	994,402	1,071,141
Cap. Projects Fin. Auth. Rev. Bonds, (CAPFA Cap. Corp. 2000F), Ser. A-1, 5.00%, 10/1/33	Baa3	1,500,000	1,550,916
Cap. Projects Fin. Auth. Student Hsg. Rev. Bonds, (FL U.), Ser. A-1
5.00%, 10/1/35	Baa3	500,000	512,325
5.00%, 10/1/32	Baa3	1,000,000	1,038,406
5.00%, 10/1/31	Baa3	1,500,000	1,563,570
Cap. Trust Agcy. 144A Rev. Bonds, (WFCS Holdings II, LLC), Ser. A-1, 3.30%, 1/1/31	BB-/P	480,000	453,723
Collier Cnty., Indl. Dev. Auth. Rev. Bonds, (NCH Hlth. Care Syst., Inc.), Ser. A, AGM, 5.00%, 10/1/42	AA	800,000	870,958
Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A	360,000	359,299
FL Insurance Assistance Interlocal Agcy., Inc. VRDN, Ser. A-2, 3.99%, 9/1/32	VMIG 1	4,000,000	4,000,000
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (River City Ed.), 5.00%, 7/1/31	Baa3	325,000	337,947
FL State Dev. Fin. Corp. Ed. Fac. 144A Rev. Bonds, (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 3.00%, 7/1/31	BB/P	185,000	175,605
FL State Dev. Fin. Corp. Hlth. Care Fac. Rev. Bonds, (Shands Jacksonville Med. Ctr.), 5.00%, 2/1/52	Ba1	4,500,000	4,368,447
FL State Hsg. Fin. Corp.
Mandatory Put Bonds (2/1/26), (Northside Property III, Ltd.), GNMA Coll., 5.00%, 2/1/27	AA+	2,000,000	2,038,220
Mandatory Put Bonds (10/1/26), (Brownsville Village V, Ltd.), GNMA Coll., 3.35%, 10/1/27	AA+	2,250,000	2,239,189
FL State Muni Loan Council Cap. Impt. Special Assmt. Bonds, 4.50%, 5/1/31	A-/P	275,000	273,684
Greater Orlando, Aviation Auth. Arpt. Fac. Rev. Bonds, Ser. A, 5.00%, 10/1/35	AA-	7,500,000	7,693,947
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	1,375,000	1,389,209
Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds
(Taylor Ranch), 6.125%, 5/1/43	BB+/P	1,245,000	1,323,752
(Taylor Ranch), 5.45%, 5/1/33	BB-/P	2,660,000	2,798,328
Ser. 24, 4.50%, 5/1/31	BBB-/P	550,000	550,000
Lee Cnty., Indl. Dev. Auth. Rev. Bonds, (Shell Point), 4.75%, 11/15/29	BBB+	1,300,000	1,302,977
Miami-Dade Cnty., Aviation Rev. Bonds
Ser. A, 5.00%, 10/1/44	A+	8,000,000	8,183,040
Ser. B, 5.00%, 10/1/40	A+	10,000,000	10,158,477
Ser. A, 5.00%, 10/1/33	A+	7,000,000	7,540,812
Miami-Dade Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg.
Mandatory Put Bonds (9/1/25), (Quail Roost Transit Village, Ltd.), 5.00%, 9/1/26	AA+	4,000,000	4,046,935
Mandatory Put Bonds (10/1/26), (St. Mary Towers Apt. LLLP), 3.40%, 4/1/41	Aaa	1,750,000	1,750,524
Miami-Dade Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg. Rev. Bonds, (Cutler Vista Hsg.), 5.00%, 3/1/27	AA+	3,000,000	3,035,201
Orlando, Util. Comm. Rev. Bonds, Ser. A
5.00%, 10/1/46	AA	2,500,000	2,713,335
5.00%, 10/1/45	AA	1,440,000	1,567,213
Palm Beach Cnty., Rev. Bonds, (Provident Group-PBAU Properties, LLC), 5.00%, 4/1/29	Ba1	440,000	444,642
Palm Beach Cnty., 144A Rev. Bonds
(PBAU Hsg.), Ser. A, 5.00%, 4/1/39	Ba1	2,000,000	1,969,646
(Provident Group-LU Properties, LLC), 4.25%, 6/1/31	BB-/P	1,200,000	1,183,702
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	2,000,000	2,050,974
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	BBB/P	1,895,000	1,933,095
South Broward, Hosp. Dist. Rev. Bonds, 3.00%, 5/1/34	AA	1,190,000	1,107,430
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	240,000	240,249
St. John's Cnty., Indl. Dev. Auth. Rev. Bonds, (Life Care Ponte Vedra Oblig. Group), Ser. A
4.00%, 12/15/31	BB+/F	200,000	191,367
4.00%, 12/15/30	BB+/F	195,000	187,702
4.00%, 12/15/29	BB+/F	215,000	207,925
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. 24, 4.10%, 5/1/31	BB/P	785,000	777,720
Village Cmnty. Dev. Dist. No. 15 144A Special Assmt. Bonds
4.85%, 5/1/38	BBB/P	1,000,000	1,039,102
4.375%, 5/1/33	BB/P	995,000	1,022,121
4.20%, 5/1/39	BBB-/P	1,000,000	998,923
4.00%, 5/1/34	BBB-/P	500,000	499,987
3.75%, 5/1/29	BBB-/P	500,000	500,009
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 1.875%, 5/1/25	BB-/P	175,000	173,657

			100,431,969
Georgia (5.1%)
Atlanta, Arpt. Rev. Bonds, (Dept. of Aviation), Ser. B, 5.00%, 7/1/30	Aa3	3,500,000	3,747,689
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, 5.00%, 11/1/40	Aa2	13,720,000	13,803,253
Burke Cnty., Dev. Auth. Poll. Control
Mandatory Put Bonds (3/12/27), (GA Pwr. Co.), 3.375%, 11/1/53	A	2,500,000	2,509,189
Mandatory Put Bonds (8/19/25), (GA Pwr. Co.), 2.875%, 12/1/49	A	4,250,000	4,208,138
Mandatory Put Bonds (2/3/25), (Oglethorpe Pwr. Corp.), 1.50%, 1/1/40	Baa1	1,600,000	1,583,636
DeKalb Cnty., Hsg. Auth. Mulit-Fam. Hsg. (Kensington Station), Ser. A, 4.00%, 12/1/33	A+	4,500,000	4,478,039
DeKalb Cnty., Hsg. Auth. Mulit-Fam. Hsg. Rev. Bonds, (HADC Pk. at 500, LLC), 4.00%, 3/1/34	A+	16,000,000	15,844,525
Geo L Smith Congress Ctr. Auth. Rev. Bonds, (Signia Hotel Mgt., LLC), Ser. B, 3.625%, 1/1/31	BB+/P	4,000,000	3,749,659
Main Street Natural Gas, Inc. Gas Supply
Mandatory Put Bonds ( 3/1/32), Ser. B, 5.00%, 12/1/54	Aa1	7,250,000	7,766,831
Mandatory Put Bonds ( 9/1/31), Ser. A, 5.00%, 5/1/54	Aa1	2,500,000	2,667,292
Mandatory Put Bonds (4/1/31), Ser. D, 5.00%, 4/1/54	Aa2	3,000,000	3,222,876
Mandatory Put Bonds (6/1/31), Ser. E-1, 5.00%, 12/1/53	Aa1	5,000,000	5,317,614
Mandatory Put Bonds (9/1/27), Ser. A, 4.00%, 7/1/52	Aa1	10,000,000	10,119,540
Mandatory Put Bonds (12/1/28), Ser. C, 4.00%, 5/1/52	A3	1,500,000	1,519,637
Mandatory Put Bonds (9/1/26), Ser. C, 4.00%, 3/1/50	A3	820,000	826,674
Muni. Election Auth. of GA Rev. Bonds
(One), Ser. A, 5.00%, 1/1/43	AA-	1,250,000	1,346,650
(One), Ser. A, 5.00%, 1/1/42	AA-	1,050,000	1,135,619
(One), Ser. A, 5.00%, 1/1/40	AA-	850,000	928,731
(One), Ser. A, 5.00%, 1/1/39	AA-	900,000	988,295
(Plant Vogtle Units 3 & 4), 4.00%, 1/1/46	BBB+	330,000	305,974

			86,069,861
Guam (0.1%)
Territory of GU, Wtr. & Waste Wtr. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/26	A-	750,000	770,636
5.00%, 7/1/25	A-	700,000	706,745

			1,477,381
Hawaii (0.3%)
Honolulu City & Cnty., Mulit-Fam. Mandatory Put Bonds (6/1/26), (Komohale Mauakea Venture LP), 5.00%, 6/1/27	Aaa	5,000,000	5,125,435

			5,125,435
Illinois (6.3%)
Chicago, G.O. Bonds, Ser. A
5.00%, 1/1/35	BBB+	3,000,000	3,188,650
4.00%, 1/1/36	BBB+	1,000,000	988,926
Chicago, Board of Ed. G.O. Bonds, Ser. A, 5.00%, 12/1/39	BB+	1,000,000	1,015,337
Chicago, Midway Intl. Arpt. Rev. Bonds, Ser. A, BAM
5.75%, 1/1/43	AA	1,250,000	1,393,294
5.75%, 1/1/42	AA	1,000,000	1,118,530
5.75%, 1/1/41	AA	500,000	561,299
Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5.50%, 1/1/44	A+	2,000,000	2,215,986
BAM, 5.25%, 1/1/40	AA	1,700,000	1,888,786
BAM, 5.25%, 1/1/39	AA	1,195,000	1,333,733
Ser. A, 5.00%, 1/1/34 (Prerefunded 1/1/25)	A+	5,600,000	5,610,503
Ser. A, 5.00%, 1/1/33 (Prerefunded 1/1/25)	A+	1,715,000	1,718,216
Ser. B, 5.00%, 1/1/32 (Prerefunded 1/1/25)	A+	5,840,000	5,853,910
Chicago, Park. Dist. G.O. Bonds, Ser. A, 5.00%, 1/1/47	AA-	1,500,000	1,581,166
Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. C
5.00%, 1/1/34	A+	400,000	400,857
5.00%, 1/1/33	A+	405,000	405,905
IL Fin. Auth. Lease Rev. Bonds, (U. of IL at Urbana-Champaign), 5.50%, 10/1/57	Aa2	5,245,000	5,559,665
IL State G.O. Bonds
5.00%, 11/1/41	A3	600,000	606,965
5.00%, 1/1/41	A3	340,000	342,331
5.00%, 11/1/34	A3	1,650,000	1,687,381
Ser. C, 5.00%, 11/1/29	A3	11,170,000	11,686,539
4.125%, 11/1/31	A3	830,000	832,452
4.00%, 1/1/31	A3	695,000	696,389
IL State Fin. Auth. Rev. Bonds
(Ascension Hlth. Credit Group), Ser. C, 5.00%, 2/15/34	Aa2	1,100,000	1,137,315
(Rosalind Franklin U. of Medicine and Science), Ser. A, 5.00%, 8/1/31	BBB+	400,000	411,519
IL State Fin. Auth. 144A Rev. Bonds, (Acero Charter Schools, Inc.)
4.00%, 10/1/34	BB+	445,000	431,506
4.00%, 10/1/33	BB+	1,060,000	1,034,320
4.00%, 10/1/32	BB+	685,000	672,573
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds
(U. of IL Chicago), 5.00%, 2/15/50	Baa3	460,000	461,980
(CHF-Chicago, LLC), 5.00%, 2/15/47	Baa3	500,000	502,434
IL State Fin. Auth. Wtr. Fac. Mandatory Put Bonds (9/1/28), 3.875%, 5/1/40	A	2,250,000	2,238,928
IL State Hsg. Dev. Auth. Rev. Bonds, Ser. A, GNMA Coll., FNMA Coll., FHLMC Coll., 3.125%, 2/1/47	Aaa	11,795,289	10,547,472
IL State Hsg. Dev. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (6/1/25), (South Shore Preservation LP), FHA Insd., 4.00%, 6/1/26	Aaa	5,500,000	5,507,341
IL State Toll Hwy. Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/40	Aa3	12,850,000	12,932,369
Ser. B, 5.00%, 1/1/40	Aa3	10,000,000	10,137,731
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. B, 5.00%, 12/15/33	A	300,000	310,992
Romeoville, Rev. Bonds, (Lewis U.)
5.00%, 10/1/29	BBB	975,000	976,917
5.00%, 10/1/27	BBB	860,000	861,992
5.00%, 10/1/26	BBB	500,000	501,056
St. Clair Cnty., Cmnty. Cahokia Unit School Dist. No. 187 G.O. Bonds
Ser. A, AGM, 5.00%, 1/1/44	AA	260,000	275,564
Ser. A, AGM, 5.00%, 1/1/43	AA	500,000	532,334
Ser. B, AGM, 5.00%, 1/1/43	AA	1,350,000	1,438,361
Ser. A, AGM, 5.00%, 1/1/42	AA	475,000	507,694
Ser. B, AGM, 5.00%, 1/1/42	AA	225,000	240,487
Ser. A, AGM, 5.00%, 1/1/41	AA	400,000	429,272
Ser. B, AGM, 5.00%, 1/1/41	AA	210,000	225,368
Ser. A, AGM, 5.00%, 1/1/40	AA	325,000	350,402
Ser. B, AGM, 5.00%, 1/1/40	AA	210,000	226,414
U. of IL Rev. Bonds, (Hlth. Svcs. Fac. Syst.)
5.50%, 10/1/41	A2	1,660,000	1,847,626
5.50%, 10/1/40	A2	605,000	674,009
5.50%, 10/1/39	A2	380,000	424,444

			106,525,240
Indiana (1.3%)
IN State Fin. Auth. Waste Wtr. Util. Rev. Bonds, (CWA Auth., Inc.)
5.00%, 10/1/42	AA	1,350,000	1,483,797
5.00%, 10/1/41	AA	1,000,000	1,104,769
5.00%, 10/1/40	AA	615,000	682,808
5.00%, 10/1/38	AA	500,000	561,535
Indianapolis, Local Pub. Impt. Bond Bk. Rev. Bonds, Ser. A, 5.00%, 2/1/44	Aa1	1,175,000	1,228,515
Rockport, Poll. Control Rev. Bonds, (AEP Generating Co. ), 3.125%, 7/1/25	BBB+	4,150,000	4,113,910
Whiting, Env. Fac. Mandatory Put Bonds (6/5/26), (BP Products North America, Inc.), Ser. A, 5.00%, 12/1/44	A1	12,035,000	12,261,572

			21,436,906
Iowa (0.1%)
IA State Fin. Auth. Rev. Bonds
(Lifespace Cmnty., Inc.), Ser. B, 6.60%, 5/15/28	BBB/F	1,185,000	1,242,518
(Lifespace Cmnty., Inc. Oblig. Group), Ser. A, 4.00%, 5/15/46	BBB/F	1,150,000	1,007,646

			2,250,164
Kentucky (2.4%)
Columbia Edl. Dev. Rev. Bonds, (Lindsey Wilson College), 5.00%, 12/1/33	BBB	3,000,000	3,017,004
KY Econ. Dev. Fin. Auth. Rev. Bonds, (KY Wired Infrastructure Co., Inc.), 5.00%, 7/1/30	A3	2,080,000	2,094,039
KY State Pub. Energy Auth. Gas Supply
Mandatory Put Bonds (7/1/30), Ser. A, 5.00%, 5/1/55	A2	5,750,000	6,101,983
Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A1	675,000	676,185
KY State Pub. Energy Auth. Gas Supply Rev. Bonds, Ser. B, 5.00%, 1/1/55	A1	3,750,000	4,022,334
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A, 5.00%, 10/1/41	A	4,700,000	5,049,002
(Norton Healthcare), Ser. A, 5.00%, 10/1/31	A	2,750,000	2,807,250
Louisville and Jefferson Cnty., Metro. Govt. Poll. Control Mandatory Put Bonds (7/1/26), (Louisville Gas and Elec. Co.), 1.75%, 2/1/35	A1	5,000,000	4,852,581
Rural Wtr. Fin. Agcy. Rev. Bonds, Ser. A, 3.90%, 11/1/25	AAA/P	3,000,000	2,998,453
Trimble Cnty., Env. Fac. Mandatory Put Bonds (6/1/27), (Louisville Gas and Elec. Co.), 4.70%, 6/1/54	A1	5,000,000	5,089,620
U. of KY Lease Purchase Oblig. Rev. Bonds, (Hlth. Care Cancer Ctr. )
5.00%, 10/1/42	AA	1,850,000	2,022,148
5.00%, 10/1/41	AA	1,475,000	1,617,990

			40,348,589
Louisiana (0.1%)
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	Baa3	2,000,000	1,955,053

			1,955,053
Maryland (0.4%)
Frederick Cnty., Tax Alloc. Bonds, (Oakdale-Lake Linganore Dev. Dist.), 3.25%, 7/1/29	A/P	890,000	849,161
Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount. St. Mary's U., Inc.), Ser. A, 5.00%, 9/1/27	BB+	2,045,000	2,065,829
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	300,000	305,782
MD State Econ. Dev. Corp. Tax Alloc. Bonds, (Port Covington Dev. Dist.), 3.25%, 9/1/30	BB/P	1,350,000	1,301,492
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Stevenson U.), 4.00%, 6/1/34	BBB-	250,000	243,772
Montgomery Cnty., Hsg. Opportunities Comm. Multi-Fam. Hsg. & Reconstruction Dev. Rev. Bonds, Ser. A, 3.75%, 7/1/32	Aaa	1,500,000	1,500,019

			6,266,055
Massachusetts (2.0%)
MA State Dept. Trans. Metro. Hwy. Syst. VRDN, Ser. A-1, 3.20%, 1/1/37	VMIG 1	10,100,000	10,100,000
MA State Dev. Fin. Agcy. Rev. Bonds
Ser. K-1, 5.00%, 10/1/27	Baa3	1,150,000	1,158,091
Ser. K-1, 5.00%, 10/1/26	Baa3	950,000	956,944
(Lasell U.), 4.00%, 7/1/40	BB	4,005,000	3,447,586
MA State Dev. Fin. Agcy. VRDN, (Boston U.), Ser. U-6E, 3.95%, 10/1/42	VMIG 1	6,410,000	6,410,000
MA State Dev. Fin. Agcy. 144A Rev. Bonds
(CHF Merrimack, Inc.), 5.00%, 7/1/44	BB	1,000,000	1,036,402
(Loomis Oblig. Group), 4.00%, 1/1/26	BBB	320,000	320,623
MA State Dev. Fin. Agcy. VRDN (Boston U.), Ser. U-6C, 3.95%, 10/1/42	VMIG 1	4,450,000	4,450,000
MA State Hlth. & Edl. Fac. Auth. VRDN (MA Inst. of Tech.), 2.90%, 7/1/31	VMIG 1	3,500,000	3,500,000
MA State Hsg. Fin. Agcy. Mandatory Put Bonds (6/1/25), Ser. 216, FHLMC Coll., FNMA Coll., GNMA Coll., 1.85%, 12/1/50	Aa1	1,000,000	985,421
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. D, 3.10%, 6/1/30	AA+	720,000	701,214

			33,066,281
Michigan (1.5%)
Detriot G.O. Bonds, Ser. B, 6.844%, 5/1/28	Baa2	620,000	632,433
Detroit, G.O. Bonds
5.50%, 4/1/34	Baa2	660,000	714,759
(Fin. Recvy.), Ser. B-1, 4.00%, 4/1/44	BB/P	4,500,000	3,556,747
Detroit, Downtown Dev. Auth. Tax Alloc. Bonds, 5.00%, 7/1/48	BBB+	2,000,000	2,082,008
Kalamazoo, Pub. Schools G.O. Bonds, Ser. I, AGM
5.00%, 5/1/48	AA	820,000	858,599
5.00%, 5/1/45	AA	885,000	935,431
Kentwood, Economic Dev. Corp. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	1,000,000	1,005,748
MI State Fin. Auth. Rev. Bonds
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/35	A1	1,000,000	1,007,552
(Tobacco Settlement), Ser. A-1, 2.326%, 6/1/30	A	34,214	34,027
MI State Fin. Auth. Act 38 Fac. Sr. Rev. Bonds, (Provident Group - HFH Energy, LLC)
5.50%, 2/28/49	A3	750,000	829,969
5.25%, 2/28/43	A3	800,000	864,276
5.25%, 2/28/42	A3	625,000	676,937
5.25%, 2/28/41	A3	550,000	598,368
5.25%, 2/29/40	A3	500,000	547,455
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds
(Lawrence Tech. U.), 5.25%, 2/1/32	BBB-	1,145,000	1,157,016
(Lawrence Tech. U.), 5.00%, 2/1/47	BBB-	2,000,000	1,850,791
(Lawrence Tech. U.), 4.00%, 2/1/32	BBB-	285,000	270,339
(Lawrence Tech. U.), 4.00%, 2/1/27	BBB-	140,000	138,044
MI State Strategic Fund Ltd. Oblig. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/34	BBB-/F	1,900,000	1,938,078
MI State U. Rev. Bonds, Ser. B, 5.00%, 2/15/44	Aa2	3,000,000	3,118,262
Wayne Cnty., Arpt. Auth. Rev. Bonds, Ser. F, 5.00%, 12/1/30	A1	1,840,000	1,863,275

			24,680,114
Minnesota (2.3%)
Duluth, COP, (Indpt. School Dist. No. 709), Ser. A, 4.00%, 3/1/32 (Prerefunded 3/1/27)	Baa1	2,715,000	2,782,863
Duluth, Econ. Dev. Auth. Rev. Bonds, (Benedictine Hlth. Syst. Oblig. Group), Ser. A, 4.00%, 7/1/31	BB/P	625,000	600,522
Hennepin Cnty., VRDN, Ser. B, 3.18%, 12/1/38	A-1	2,310,000	2,310,000
Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds, Ser. B, 5.00%, 1/1/36	A+	8,500,000	9,118,299
Minneapolis, Hlth. Care Syst. Rev. Bonds, (Fairview Hlth. Svcs.), Ser. A, 5.00%, 11/15/33	Baa1	2,410,000	2,503,621
Minneapolis, Hlth. Care Syst. VRDN (Fairview Hlth. Svcs. Oblig. Group), Ser. B, 3.05%, 11/15/48	VMIG 1	2,500,000	2,500,000
MN State Higher Ed. Fac. Auth. Mandatory Put Bonds (10/1/27), (U. of St. Thomas), Ser. B-1, 5.00%, 10/1/53	A2	3,000,000	3,128,252
MN State Higher Ed. Fac. Auth. Rev. Bonds, (Augsburg U.), Ser. A, 5.00%, 5/1/46	Ba1	750,000	688,885
MN State Res. Hsg. Fin. Agcy. Ser. VRDN, GNMA Coll., FNMA Coll., FHLMC Coll., 3.24%, 1/1/41	VMIG 1	500,000	500,000
MN State Rural Wtr. Fin. Auth. Rev. Bonds, (Pub. Projects Construction), 4.375%, 4/1/25	AAA/P	2,000,000	2,000,527
Ramsey, Charter School Rev. Bonds, (PACT Charter School), Ser. A, 5.00%, 6/1/32	BB+	1,400,000	1,418,233
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic)
Ser. A, 3.25%, 11/15/38	A-1+	6,500,000	6,500,000
Ser. B, 3.25%, 11/15/38	VMIG 1	1,500,000	1,500,000
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds, (Hmong College Prep Academy), 5.50%, 9/1/36	BB+	3,000,000	3,058,379
St. Paul, Port Auth. Dist. Energy Rev. Bonds, Ser. 23-4, 5.25%, 10/1/42	A-	1,000,000	1,041,774

			39,651,355
Missouri (2.1%)
Kansas City, Indl. Dev. auth. Arpt. Rev. Bonds, 5.00%, 3/1/35	A2	5,000,000	5,172,693
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
(Kansas City, Intl. Arpt.), 5.00%, 3/1/32	A2	1,000,000	1,044,116
(Kansas City Intl. Arpt.), 5.00%, 3/1/30	A2	1,540,000	1,636,418
MI State Hlth. & Edl. Fac. Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis)
5.00%, 5/1/28	BB+	1,775,000	1,787,172
4.00%, 5/1/43	BB+	1,750,000	1,396,481
4.00%, 5/1/40	BB+	615,000	509,808
4.00%, 5/1/39	BB+	3,750,000	3,157,573
4.00%, 5/1/37	BB+	2,600,000	2,254,522
MI State Hlth. & Edl. Fac. 144A Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/45	BB+	1,280,000	996,008
MI State Hlth. & Edl. Fac. Auth. Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis)
4.00%, 5/1/39	BB+	1,250,000	1,052,524
4.00%, 5/1/38	BB+	1,440,000	1,232,533
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Mercy Hlth.), 5.50%, 12/1/41	A1	2,100,000	2,370,110
(Mercy Hlth.), 5.50%, 12/1/40	A1	1,100,000	1,247,088
(Children's Mercy Hosp. (The)), Ser. A, 4.00%, 5/15/42	AA-	3,195,000	3,090,711
MO State Hlth. & Edl. Fac. Auth. Hlth. Fac. Mandatory Put Bonds (5/1/26), (BJC Hlth. Care), Ser. B, 4.00%, 5/1/51	Aa2	1,000,000	1,010,767
MO State Hlth. & Edl. Fac. Auth. Hlth. Fac. Rev. Bonds, (Mercy Health), BAM, 4.00%, 11/15/42	AA	1,555,000	1,529,204
Plaza at Noah's Ark Cmnty. Impt. Dist. Rev. Bonds
3.00%, 5/1/26	B+/P	275,000	270,080
3.00%, 5/1/25	B+/P	225,000	223,406
Poplar Bluff, Regl. Trans. Dist. Rev. Bonds, Ser. B
4.00%, 12/1/37	BBB	2,300,000	2,231,779
3.375%, 12/1/31	BBB	1,295,000	1,236,875
St. Louis, Arpt. Rev. Bonds, 5.00%, 7/1/30	A2	1,430,000	1,522,147

			34,972,015
Montana (0.1%)
Forsyth, Poll. Control Rev. Bonds, (NorthWestern Corp.), 3.875%, 7/1/28	A3	2,200,000	2,233,192

			2,233,192
Nebraska (0.3%)
Omaha, Pub. Pwr. Dist. Rev. Bonds, Ser. A, 5.00%, 2/1/46	Aa2	5,000,000	5,263,481

			5,263,481
Nevada (2.5%)
Clark Cnty., Poll. Control Mandatory Put Bonds (3/31/26), (NV Pwr. Co.), 3.75%, 1/1/36	A2	2,250,000	2,243,207
Clark Cnty., School Dist. G.O. Bonds, Ser. B, BAM, 3.00%, 6/15/36	AA	1,000,000	920,393
Humboldt Cnty., Poll. Control (Sierra Pacific Pwr. Co,), 3.55%, 10/1/29	A	2,000,000	2,009,790
Humboldt Cnty., Poll. Control Rev. Bonds, (Sierra Pacific Pwr. Co,), 3.55%, 10/1/29	A	2,000,000	2,007,498
Las Vegas NV, Convention & Visitor Auth. Ctr. Rev. Bonds, Ser. B, 5.00%, 7/1/43(T)	Aa3	9,660,000	10,007,470
Las Vegas Valley Wtr. Dist. G.O. Bonds, Ser. A, 5.00%, 6/1/46	Aa1	10,865,000	11,044,530
Las Vegas, Convention and Visitors Auth. Convention Ctr. Expansion Rev. Bonds, (Cnty. of Clark & City of Las Vegas Combined Room Tax), Ser. A
5.00%, 7/1/43	Aa3	1,205,000	1,298,486
5.00%, 7/1/42	Aa3	1,200,000	1,297,942
5.00%, 7/1/41	Aa3	1,000,000	1,085,837
5.00%, 7/1/40	Aa3	1,550,000	1,690,530
5.00%, 7/1/39	Aa3	760,000	835,837
Reno-Tahoe, Arpt. Auth. Rev. Bonds
Ser. A, 5.25%, 7/1/40	A	1,000,000	1,085,676
Ser. A, 5.25%, 7/1/39	A	1,000,000	1,091,290
Ser. B, 5.00%, 7/1/44	A	1,100,000	1,187,823
Washoe Cnty., Gas & Wtr. Fac. Mandatory Put Bonds (10/1/29), (Sierra Pacific Pwr. Co,), 3.625%, 3/1/36	A	3,000,000	2,973,993
Washoe Cnty., Wtr. Fac. Mandatory Put Bonds (10/1/29), (Sierra Pacific Pwr. Co,), 3.625%, 3/1/36	A	1,000,000	991,331

			41,771,633
New Hampshire (1.5%)
National Fin. Auth. Rev. Bonds
(NH Bus. Fin. Auth.), Ser. 24-1, Class A, 4.25%, 7/20/41	A2	2,981,200	2,918,999
(NH Bus. Fin. Auth.), Ser. 24-3, Class A, 4.164%, 10/20/41	A2	3,994,242	3,839,575
(NH Bus. Fin. Auth.), Ser. 23-2, 3.875%, 1/20/38	BBB	5,028,820	4,781,042
(Caritas Acquisitions VII, LLC), Ser. A, 3.75%, 8/15/30	BBB-/P	1,050,000	1,025,786
(NH Bus. Fin. Auth.), Ser. 2, 3.625%, 8/20/39	A3	7,780,557	7,278,126
National Fin. Auth. Affordable Hsg. Certif. Mandatory Put Bonds (10/1/34), Ser. 24-1, Class A, 4.15%, 10/20/40	A	3,500,000	3,491,225
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds, (Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,000,000	2,027,908

			25,362,661
New Jersey (1.3%)
Camden Cnty., Impt. Auth. Multi-Fam. Mandatory Put Bonds (3/1/26), 5.00%, 3/1/27	Aaa	4,000,000	4,082,548
NJ State Econ. Dev. Auth.
Mandatory Put Bonds (6/1/28), (American Wtr. Co., Inc.), 3.75%, 11/1/34	A1	3,000,000	2,994,635
Mandatory Put Bonds (12/3/29), (American Water Co., Inc.), 2.20%, 10/1/39	A1	3,500,000	3,079,863
NJ State Econ. Dev. Auth. Rev. Bonds, Ser. SSS
5.25%, 6/15/39	A2	1,000,000	1,122,748
5.25%, 6/15/38	A2	1,585,000	1,786,952
5.25%, 6/15/37	A2	1,060,000	1,199,625
NJ State Trans. Trust Fund Auth. Rev. Bonds
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	750,000	770,204
Ser. A, 4.25%, 6/15/40	A2	2,000,000	2,030,184
Passaic Cnty., Impt. Auth. Rev. Bonds, (Paterson Arts & Science Charter School), 4.25%, 7/1/33	BBB-	570,000	577,885
South Jersey, Trans. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 11/1/40	BBB+	2,500,000	2,656,779
5.00%, 11/1/38	BBB+	1,140,000	1,225,246

			21,526,669
New Mexico (1.0%)
Farmington, Poll. Control Mandatory Put Bonds (6/1/29), (Pub. Svcs. Co. of NM)
Ser. B, 3.875%, 6/1/40	Baa2	2,750,000	2,798,769
Ser. E, 3.875%, 6/1/40	Baa2	5,000,000	5,088,670
Farmington, Poll. Control Rev. Bonds, (Pub. Service Co. of NM), Ser. B, 2.15%, 4/1/33	Baa2	2,000,000	1,623,744
NM State Mtge. Fin. Auth. Multi-Fam. Hsg.
Mandatory Put Bonds (9/1/25), (Mountain View II & III Apt.), 5.00%, 2/1/42	Aaa	1,150,000	1,156,902
Mandatory Put Bonds (6/1/25), (Santa Fe Apt.), 5.00%, 2/1/42	Aaa	4,750,000	4,755,738
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Res.), 5.00%, 5/15/42	BB+/F	980,000	980,189

			16,404,012
New York (10.8%)
Albany, Cap. Resource Corp. Rev. Bonds, (Empire Commons Student Hsg., Inc.)
5.00%, 5/1/26	A	400,000	406,359
Ser. A, 5.00%, 5/1/25	A	645,000	647,851
Build NY City Resource Corp. Rev. Bonds
(Classical Charter School, Inc.), 4.00%, 6/15/33	BBB-	970,000	961,838
(Global Cmnty. Charter School), 4.00%, 6/15/32	BB+	500,000	502,924
(Grand Concourse Academy Charter School), 3.40%, 7/1/27	BBB-	190,000	188,313
Build NY City Resource Corp. 144A Rev. Bonds
(Unity Preparatory Charter School of Brooklyn), 5.00%, 6/15/33	BB	665,000	708,071
(East Harlem Scholars Academy Charter School), 5.00%, 6/1/32	BB	375,000	394,866
Dutchess Cnty., Local Dev. Corp. Rev. Bonds, (Culinary Inst. of America (The)), 5.00%, 7/1/34	Baa2	500,000	515,930
Monroe Cnty., Indl. Dev. Agcy. Multi-Fam. Rev. Bonds, (Andrews Terrace Cmnty. Partners LP), 4.72%, 1/1/44	Aaa	5,000,000	5,053,577
NY City, G.O. Bonds
Ser. C-1, 5.25%, 9/1/46	Aa2	17,020,000	18,807,585
Ser. C-1, 5.25%, 9/1/45	Aa2	17,790,000	19,710,425
Ser. A-1, 5.00%, 8/1/38	Aa2	6,500,000	6,653,028
NY City, VRDN, (Fiscal 2023), Ser. A-4, 4.00%, 9/1/49	VMIG 1	1,500,000	1,500,000
NY City, Hsg. Dev. Corp. Mandatory Put Bonds (12/22/26), (Sustainable Dev.), Ser. F-2-B, FHA Insd., 3.40%, 11/1/62	AA+	12,750,000	12,756,005
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Mandatory Put Bonds (12/30/27), (Sustainable Dev.), Ser. A-2, 3.70%, 5/1/63	AA+	10,000,000	10,042,353
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Rev. Bonds, (Sustainability Bonds), Ser. I-1, FHA Insd., 2.55%, 11/1/45	AA+	6,255,000	4,510,747
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
Ser. EE, 5.00%, 6/15/45	Aa1	2,730,000	2,926,765
Ser. A, 5.00%, 6/15/43	Aa1	1,800,000	1,970,340
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN, Ser. DD-1, 4.00%, 6/15/43	VMIG 1	4,500,000	4,500,000
NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds, Ser. S-2, 5.00%, 7/15/40	Aa2	5,745,000	5,793,672
NY City, Transitional Fin. Auth. Future Tax Secd. VRDN Ser. A-4, 4.05%, 8/1/45	VMIG 1	4,000,000	4,000,000
NY State Dorm. Auth. (NY Inst. Of Tech.)
5.00%, 7/1/42	Baa2	870,000	927,543
5.00%, 7/1/41	Baa2	685,000	733,406
5.00%, 7/1/39	Baa2	1,000,000	1,081,459
5.00%, 7/1/38	Baa2	650,000	706,727
5.00%, 7/1/37	Baa2	345,000	376,469
NY State Dorm. Auth. Rev. Bonds
4.00%, 5/1/38	A3	4,000,000	4,076,527
4.00%, 5/1/37	A3	1,340,000	1,373,840
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
Ser. A, 5.00%, 3/15/45	Aa1	4,000,000	4,330,707
Ser. A-3, 3.00%, 3/15/39	Aa1	7,915,000	7,053,908
NY State Energy Research & Dev. Auth. Poll. Control Rev. Bonds, (NY State Elec. & Gas Corp.), Ser. C, 4.00%, 4/1/34	A-	3,700,000	3,732,123
NY State Hsg. Fin. Agcy. Rev. Bonds, Ser. C, GNMA Coll., FNMA Coll., FHLMC Coll., 3.05%, 11/1/36	Aa2	1,500,000	1,352,899
NY State Hsg. Fin. Agcy. Affordable Hsg. Rev. Bonds, (Sustainability Bonds), Ser. C-1, 4.50%, 11/1/43	Aa2	1,000,000	1,004,160
NY State Hsg. Fin. Agcy. Affordable Hsg. Mandatory Put Bonds (11/1/31), Ser. A, FHLMC Coll., 3.57%, 5/1/42	Aaa	6,000,000	5,931,068
NY State Hsg. Fin. Agcy. Personal Income Tax
Mandatory Put Bonds (12/15/30), Ser. A-2, 3.45%, 6/15/54	Aa1	2,480,000	2,463,323
Mandatory Put Bonds (6/15/29), Ser. A-2, 3.35%, 6/15/54	Aa1	4,000,000	3,972,172
NY State Liberty Dev. Corp. Rev. Bonds, (Port Auth. of NY & NJ), Ser. 1WTC, 2.75%, 2/15/44	AA-	7,750,000	5,954,292
NY State Mtge. Agcy. Rev. Bonds, Ser. 196, 2.60%, 4/1/25	Aa1	750,000	744,689
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Delta Air Lines, Inc.), 5.625%, 4/1/40	Baa3	4,000,000	4,297,240
(JFK New Terminal One, LLC), AGM, 5.50%, 6/30/42	AA	1,750,000	1,888,190
(JFK New Terminal One, LLC), 5.50%, 6/30/40	Baa3	875,000	945,559
(JFK New Terminal One, LLC), 5.50%, 6/30/39	Baa3	1,000,000	1,084,732
(JFK New Terminal One, LLC), 5.50%, 6/30/38	Baa3	2,000,000	2,177,925
(Delta Air Lines, Inc.), 5.00%, 10/1/35	Baa3	500,000	520,797
(JFK Intl. Arpt. Term. 4, LLC), 5.00%, 12/1/29	Baa1	500,000	529,601
(American Airlines, Inc.), 2.25%, 8/1/26	BB/F	105,000	102,263
NY State Urban Dev. Corp. Sales Tax Rev. Bonds, Ser. A, 5.00%, 3/15/44	Aa1	5,000,000	5,431,030
Oneida Indian Nation 144A Tax Rev. Bonds, (Oneida Indian Nation of NY), Ser. B, 6.00%, 9/1/43	BBB-/F	1,700,000	1,854,607
Port Auth. of NY & NJ Rev. Bonds
Ser. 218, 5.00%, 11/1/49(T)	Aa3	1,535,000	1,609,386
Ser. 189, 5.00%, 5/1/45	Aa3	3,250,000	3,266,191
5.00%, 1/15/37	Aa3	1,000,000	1,065,010
5.00%, 1/15/36	Aa3	1,000,000	1,069,042
Ser. 197, 5.00%, 11/15/35	Aa3	5,000,000	5,095,700
Triborough Bridge & Tunnel Auth. Sales Tax Ser. A-1, 5.00%, 5/15/49	AA+	4,000,000	4,298,565

			183,601,799
North Carolina (0.3%)
NC Agriculture & Tech. State U. Rev. Bonds
5.00%, 10/1/42	Aa3	950,000	1,027,201
5.00%, 10/1/41	Aa3	450,000	488,864
NC State Cap. Fac. Fin. Agcy. Edl. Fac. Rev. Bonds, (Campbell U.), Ser. A, 5.00%, 10/1/26	Baa2	1,250,000	1,277,554
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), Ser. C
5.00%, 3/1/28	BBB/F	365,000	376,610
5.00%, 3/1/27	BBB/F	460,000	470,538
5.00%, 3/1/26	BBB/F	440,000	445,463
4.00%, 3/1/29	BBB/F	755,000	754,967

			4,841,197
North Dakota (0.5%)
Cass Cnty., Joint Wtr. Resource Dist. G.O. Bonds, Ser. A, 3.45%, 4/1/27	Aa3	8,000,000	8,000,374
Horace, G.O. Bonds, Ser. B, 4.85%, 8/1/26	Baa3	750,000	750,677

			8,751,051
Ohio (1.9%)
Cleveland-Cuyahoga Cnty., Rev. Bonds, (Euclid Ave. Dev., Corp.), 5.00%, 8/1/39	A3	3,000,000	3,000,539
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds
(Playhouse Sq. Foundation), 5.25%, 12/1/38	BB+	500,000	514,014
(Playhouse Square Foundation), 5.00%, 12/1/33	BB+	3,460,000	3,569,305
Columbus, Metro. Hsg. Auth. Rev. Bonds, (Waldren Woods)
5.00%, 6/1/34	A+	3,325,000	3,503,560
4.00%, 6/1/34	A+	1,400,000	1,385,960
Columbus-Franklin Cnty., Fin. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (2/1/27), (Dering Family Homes Owner, LLC), 5.00%, 7/1/45	Aaa	3,000,000	3,091,713
Dayton-Montgomery Cnty., Port Auth. Rev. Bonds, (Dayton Regl. STEM Schools, Inc.), 5.00%, 12/1/44	Baa3	500,000	514,528
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (Friendship Village of Dublin Oblig. Group), 5.00%, 11/15/34	BBB+/F	700,000	700,408
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmnty.), 5.00%, 1/1/36	BBB-/F	3,055,000	3,073,712
Montgomery Cnty., Hosp. VRDN 3.24%, 11/15/45	VMIG 1	1,300,000	1,300,000
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Cleveland Inst. of Art (The)), 5.00%, 12/1/33	BB	1,570,000	1,572,804
(Cleveland Inst. of Music (The)), 5.00%, 12/1/32	BBB-	600,000	630,224
(Cleveland Inst. of Art (The)), 5.00%, 12/1/28	BB	865,000	869,200
(John Carroll U.), 5.00%, 10/1/28	Baa1	370,000	387,281
(John Carroll U.), 5.00%, 10/1/25	Baa1	220,000	222,147
OH State Hosp. Rev. Bonds, (Premier Hlth. Partners Oblig. Group)
5.00%, 11/15/27	Baa1	240,000	249,997
5.00%, 11/15/26	Baa1	285,000	293,326
5.00%, 11/15/24	Baa1	135,000	135,034
Ohio State Air Qlty. Dev. Auth. Mandatory Put Bonds (6/1/27), (Duke Energy Corp.), Ser. 22B, 4.00%, 9/1/30	Baa2	3,250,000	3,284,353
Port of Greater Cincinnati Dev. Auth. Rev. Bonds, (Duke Energy)
AGM, 5.25%, 12/1/53	AA	525,000	562,893
AGM, 5.25%, 12/1/48	AA	400,000	432,697
5.00%, 12/1/53	AA	800,000	839,725
5.00%, 12/1/48	AA	825,000	881,834
Port of Greater Cincinnati Dev. Auth. 144A Rev. Bonds, 4.25%, 12/1/50	BB/P	730,000	654,591
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.), 5.00%, 2/15/33	Baa1	500,000	505,851

			32,175,696
Oklahoma (0.1%)
Tulsa, Indl. Auth. Rev. Bonds, (U. of Tulsa (The)), 5.00%, 10/1/25	Baa3	1,000,000	1,000,826

			1,000,826
Oregon (0.2%)
Keizer, Special Assmt. Bonds, (Keizer Station), Ser. A, 5.20%, 6/1/31	Aa3	160,000	160,840
Port of Portland, Arpt. Rev. Bonds
(Portland Intl. Arpt.), 5.00%, 7/1/39	AA-	1,350,000	1,395,487
Ser. 24B, 5.00%, 7/1/33	AA-	2,000,000	2,044,815

			3,601,142
Other (2.1%)
Federal Home Loan Mortgage Corporation Multifamily ML certificates
Ser. ML-14, Class A, 3.65%, 11/25/38	AA+	4,942,236	4,529,888
Ser. Ser. 19-ML-05, Class Class A-US, 3.40%, 1/25/36	AA+	6,115,935	5,822,051
Ser. 24-ML-25, Class A-CA, 3.543%, 11/25/38	AA+	4,400,000	4,186,068
Ser. 24-ML-26, Class A-CA, 3.158%, 12/25/38	AA+	15,000,000	13,142,280
Ser. ML-13, Class A, 3.125%, 9/25/36	AA+	9,674,699	8,646,837

			36,327,124
Pennsylvania (4.1%)
Allegheny Cnty., Arpt. Auth. Rev. Bonds, Ser. A
AGM, 5.50%, 1/1/43	AA	1,500,000	1,646,137
AGM, 5.50%, 1/1/42	AA	1,000,000	1,101,283
AGM, 5.50%, 1/1/41	AA	1,000,000	1,101,650
5.00%, 1/1/35	AA	8,155,000	8,591,049
5.00%, 1/1/34	AA	2,330,000	2,461,769
Chester Cnty., Indl. Dev. Auth. Rev. Bonds, (Avon Grove Charter School), 5.00%, 3/1/27	BBB-	3,600,000	3,670,936
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Ba2	750,000	727,332
Crawford Cnty., Indl. Dev. Auth. Rev. Bonds, (Allegheny College)
5.00%, 5/1/31	A-	1,465,000	1,479,876
5.00%, 5/1/30	A-	1,510,000	1,528,130
5.00%, 5/1/29	A-	1,440,000	1,459,590
5.00%, 5/1/28	A-	1,370,000	1,390,453
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/29	Baa3	300,000	300,027
Lancaster Cnty., Hosp. Auth. VRDN, (Masonic Homes), Ser. D, 4.00%, 7/1/34	A-1	460,000	460,000
Lancaster, Indl. Dev. Auth. Rev. Bonds, (Landis Homes Oblig. Group), 4.00%, 7/1/46	BBB-/F	675,000	617,188
Lehigh Cnty., Indl. Dev. Auth. Charter School Rev. Bonds, (Seven Generations Charter School), 4.00%, 5/1/41	BB	1,775,000	1,542,943
PA Rev. Bonds, (City of Philadelphia, Wtr. & Wastewater)
4.00%, 1/1/32	Baa2	540,000	542,470
4.00%, 1/1/31	Baa2	165,000	166,079
4.00%, 1/1/30	Baa2	115,000	116,180
4.00%, 1/1/29	Baa2	725,000	732,650
PA State Econ. Dev. Fin. Auth. Rev. Bonds
(PennDOT Major Bridges), 5.25%, 6/30/36	Baa2	1,650,000	1,777,439
(PennDOT Major Bridges), 5.25%, 6/30/35	Baa2	2,030,000	2,193,982
(PA Bridges Finco LP), 5.00%, 12/31/34	BBB	16,800,000	17,088,189
Philadelphia, Auth. for Indl. Dev. 144A Rev. Bonds (U. of Arts (The))
12.834%, 3/5/25(F) (In default)(NON)	D/P	1,444,354	1,298,059
12.834%, 3/5/25(F) (In default)(NON)	D/P	150,953	147,934
12.834%, 3/5/25(F) (In default)(NON)	D/P	548,855	537,878
12.834%, 3/5/25(F) (In default)(NON)	D/P	433,306	391,095
5.00%, 3/15/45 (In default)(NON)	D/P	5,452,551	3,271,531
4.50%, 3/15/29 (In default)(NON)	D/P	1,610,981	966,589
Philadelphia, Auth. for Indl. Dev. Rev. Bonds (St. Joseph's U.), 5.00%, 11/1/47	A-/P	3,000,000	3,011,920
Philadelphia, Auth. for Indl. Dev. Rev. Bonds (MaST Cmnty. Charter School II), 5.00%, 8/1/40	BBB-	935,000	946,875
Philadelphia, School Dist. G.O. Bonds, Ser. F, BAM, 5.00%, 9/1/27	AA	6,860,000	7,100,309
Southeastern PA Trans. Auth. Rev. Bonds, (Asset Impt. Program), 5.25%, 6/1/40	Aa3	1,250,000	1,388,269

			69,755,811
Puerto Rico (0.3%)
Cmnwlth. of PR, G.O. Bonds
Ser. A1, 5.625%, 7/1/27	BB-/P	1,683,000	1,752,063
Ser. A1, 5.375%, 7/1/25	BB-/P	1,697,651	1,715,918
Ser. A-1, 4.00%, 7/1/33	BB-/P	2,400,000	2,366,674

			5,834,655
Rhode Island (0.1%)
RI Hlth. & Edl. Bldg. Corp. Rev. Bonds, (Lifespan Oblig. Group-Hosp. Fin.)
5.00%, 5/15/33	BBB+	365,000	370,271
5.00%, 5/15/26	BBB+	580,000	591,443
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	1,000,000	1,002,009

			1,963,723
South Carolina (1.2%)
SC State Jobs Econ. Dev. Auth. Hlth. Care Rev. Bonds
5.25%, 11/15/39	BB	800,000	842,991
5.00%, 11/15/31	BB	250,000	262,074
5.00%, 11/15/30	BB	225,000	235,590
5.00%, 11/15/29	BB	200,000	209,167
5.00%, 11/15/28	BB	250,000	260,083
5.00%, 11/15/27	BB	250,000	258,373
SC State Jobs Econ. Dev. Auth. Hlth. Fac. Rev. Bonds, (Novant Hlth.), 5.50%, 11/1/46	A1	9,500,000	10,600,272
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.00%, 12/1/37	A3	3,435,000	3,503,035
(Oblig.), Ser. B, 5.00%, 12/1/37	A3	500,000	512,918
Ser. A, 5.00%, 12/1/36	A3	1,500,000	1,530,736
SC State Trans. Infrastructure Bank Rev. Bonds, Ser. A, 3.00%, 10/1/36	Aa2	1,740,000	1,580,052

			19,795,291
Tennessee (4.2%)
Knox Cnty., Hlth. Ed. & Hsg. Fac. Board Student Hsg. Rev. Bonds
(Provident Group - UTK Properties, LLC), Ser. A-1, BAM, 5.00%, 7/1/44	AA	625,000	662,114
(U. of TN), Ser. B-1, BAM, 5.00%, 7/1/44	AA	2,200,000	2,330,643
(Provident Group - UTK Properties, LLC), Ser. A-1, BAM, 5.00%, 7/1/43	AA	550,000	584,363
(Provident Group - UTK Properties, LLC), Ser. A-1, BAM, 5.00%, 7/1/42	AA	1,100,000	1,173,092
(Provident Group - UTK Properties, LLC), Ser. A-1, BAM, 5.00%, 7/1/41	AA	825,000	883,241
(Provident Group - UTK Properties, LLC), Ser. A-1, BAM, 5.00%, 7/1/40	AA	425,000	457,021
(Provident Group - UTK Properties, LLC), Ser. A-1, BAM, 5.00%, 7/1/39	AA	450,000	486,217
(Provident Group - UTK Properties, LLC), Ser. A-1, BAM, 5.00%, 7/1/38	AA	425,000	463,760
(Provident Group - UTK Properties, LLC), Ser. A-1, BAM, 5.00%, 7/1/36	AA	450,000	491,792
Knoxville, Cmnty. Dev. Corp. Multi-Fam. Mandatory Put Bonds (6/1/26), (DGA Grosvenor Square), 4.00%, 12/1/27	AA+	2,000,000	2,019,595
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds
(Trevecca Nazarene U.), 5.00%, 10/1/34	BBB-/F	450,000	464,445
Ser. A, 5.00%, 7/1/29	A	10,000,000	10,839,693
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B
5.50%, 7/1/37	A1	875,000	980,505
5.50%, 7/1/36	A1	650,000	730,442
5.00%, 7/1/33	A2	1,000,000	1,052,860
Tennergy Corp. Gas Mandatory Put Bonds (9/1/28), Ser. A, 4.00%, 12/1/51	A1	13,175,000	13,289,532
Tennergy Corp. Gas Mandatory Put Bonds (12/1/29), Ser. A, 5.00%, 10/1/54	Aa1	21,010,000	22,343,759
TN State Energy Acquisition Corp. Mandatory Put Bonds (5/1/28), Ser. A-1, 5.00%, 5/1/53	A2	11,550,000	12,013,535

			71,266,609
Texas (10.9%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/32	AAA	375,000	378,577
Arlington, Higher Ed. Fin. Corp. 144A Rev. Bonds
(Magellan School (The)), 5.50%, 6/1/32	Ba3	1,245,000	1,304,891
(BASIS TX Charter Schools, Inc.), 4.50%, 6/15/44	Ba2	830,000	797,516
(BASIS TX Charter Schools, Inc.), 4.25%, 6/15/39	Ba2	1,075,000	1,052,024
(BASIS TX Charter Schools, Inc.), 4.125%, 6/15/34	Ba2	770,000	766,643
Austin, Arpt. Syst. Rev. Bonds, Ser. B-1, 5.00%, 11/15/44	A1	5,000,000	5,130,642
Austin, Cmnty. College Dist. G.O. Bonds, (Maintenance Tax), 3.00%, 8/1/35	Aa1	1,350,000	1,233,218
Austin-Bergstrom Landhost Enterprises, Inc. Rev. Bonds
5.00%, 10/1/36	A	1,485,000	1,499,503
5.00%, 10/1/33	A	400,000	407,117
Barbers Hill, Indpt. School Dist. G.O. Bonds, PSFG
5.00%, 2/15/44	Aaa	750,000	824,533
5.00%, 2/15/42	Aaa	1,200,000	1,330,061
Clifton, Higher Ed. Fin. Corp. Ed. (Intl. Leadership of TX, Inc.), PSFG
5.00%, 8/15/39	Aaa	1,000,000	1,095,462
5.00%, 8/15/38	Aaa	900,000	989,704
5.00%, 8/15/37	Aaa	1,000,000	1,102,627
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds
(Braination, Inc.), 5.25%, 8/15/49	Aaa	2,000,000	2,140,932
(Braination, Inc.), 5.25%, 8/15/44	Aaa	750,000	813,899
(Intl. Leadership of TX, Inc.), Ser. D, 5.25%, 8/15/27	Baa3	3,890,000	3,941,581
(YES Prep Pub. Schools, Inc.), PSFG, 5.00%, 4/1/38	Aaa	265,000	285,287
(YES Prep Pub. Schools, Inc.), PSFG, 5.00%, 4/1/36	Aaa	560,000	605,766
(IDEA Pub. Schools), Ser. B, PSFG, 5.00%, 8/15/27	A-	350,000	359,538
(YES Prep Pub. Schools, Inc.), PSFG, 4.00%, 4/1/43	Aaa	1,650,000	1,614,638
(Intl. Leadership of TX, Inc.), PSFG, 3.00%, 8/15/39	Aaa	1,560,000	1,370,835
Corpus Christi, Util. Syst. Rev. Bonds, Ser. C, 5.00%, 7/15/40	Aa3	3,050,000	3,073,076
Fort Bend, Grand Parkway Toll Rd. Auth. Rev. Bonds
3.00%, 3/1/39	Aa1	1,245,000	1,091,944
3.00%, 3/1/38	Aa1	1,205,000	1,068,629
Fort Bend, Indpt. School Dist. Mandatory Put Bonds (8/1/26), Ser. B, PSFG, 0.72%, 8/1/51	AAA	820,000	771,451
Galveston, Wharves and Term. Rev. Bonds
(First Lien), Ser. B, 5.25%, 8/1/44	A	500,000	538,627
(First Lien), Ser. B, 5.25%, 8/1/43	A	400,000	432,162
(AMT First Lien), Ser. A, 5.25%, 8/1/38	A	1,650,000	1,769,327
(AMT First Lien), Ser. A, 5.25%, 8/1/37	A	1,250,000	1,339,193
Grand Parkway Trans. Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/48(T)	AA+	12,000,000	12,412,800
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/38	Ba1	500,000	468,989
Harris Cnty., Indl. Dev. Corp. Mandatory Put Bonds (6/1/33), (Energy Transfer LP), 4.05%, 11/1/50	Baa2	2,500,000	2,516,543
Highland Park, Indpt. School Dist. G.O. Bonds, PSFG, 4.00%, 2/15/28	Aaa	5,000,000	5,007,728
Houston, Arpt. Syst. Rev. Bonds, Ser. A, 4.00%, 7/1/35	A1	1,500,000	1,499,022
Houston, Hsg. Fin. Corp. Multi-Fam. Hsg. Mandatory Put Bonds (8/1/26), (Summerdale Apt., LP), 5.00%, 8/1/41	Aaa	3,000,000	3,061,837
Houston, Indpt. School Dist. Mandatory Put Bonds (6/1/25), Ser. A-2, PSFG, 3.50%, 6/1/39	Aaa	3,250,000	3,253,623
Hutto, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 8/1/42	Aaa	1,000,000	1,094,700
Lake Houston Redev. Auth. Rev. Bonds, (City of Houston, Reinvestment Zone No. 10)
5.00%, 9/1/31	BBB-	200,000	208,462
5.00%, 9/1/30	BBB-	200,000	208,263
5.00%, 9/1/29	BBB-	175,000	181,922
5.00%, 9/1/28	BBB-	150,000	155,088
5.00%, 9/1/26	BBB-	125,000	127,058
5.00%, 9/1/25	BBB-	100,000	100,526
4.00%, 9/1/33	BBB-	150,000	143,752
4.00%, 9/1/32	BBB-	150,000	145,140
Lewisville, Indpt. School Dist. G.O. Bonds, PSFG, 3.00%, 8/15/39	AAA	1,000,000	894,433
Lower CO River Auth. Mandatory Put Bonds (5/15/28), Ser. B, 5.00%, 5/15/39	A	2,500,000	2,596,722
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	BBB+	3,680,000	3,844,231
Melissa, Indpt. School Dist. G.O. Bonds, PSFG
5.00%, 2/1/44	AAA	500,000	543,145
5.00%, 2/1/43	AAA	750,000	818,618
5.00%, 2/1/42	AAA	750,000	823,277
5.00%, 2/1/41	AAA	500,000	552,071
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(TX Woman's U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 5.00%, 7/1/38	AA	860,000	881,575
(Collegiate Hsg. College Station I, LLC), 5.00%, 4/1/29	Baa3	2,190,000	2,191,343
North TX, Tollway Auth. Rev. Bonds
Ser. A, 5.25%, 1/1/44	Aa3	2,500,000	2,773,035
Ser. A, 5.00%, 1/1/45	Aa3	3,125,000	3,383,627
Ser. B, 5.00%, 1/1/45 (Prerefunded 1/1/25)	Aa3	5,945,000	5,959,662
Ser. A, 5.00%, 1/1/43	Aa3	625,000	681,850
Ser. A, 5.00%, 1/1/41	Aa3	5,125,000	5,657,053
Princeton, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 2/15/40	Aaa	1,000,000	1,098,303
Prosper, Indpt. School Dist. Mandatory Put Bonds (8/15/26), PSFG, 4.00%, 2/15/50	Aaa	2,000,000	2,017,927
Red Oak, Indpt. School Dist. G.O. Bonds, PSFG
5.00%, 2/15/43	Aaa	1,980,000	2,158,465
5.00%, 2/15/42	Aaa	2,685,000	2,940,232
Royse City, Indpt. School Dist. G.O. Bonds, PSFG
5.00%, 2/15/43	Aaa	1,000,000	1,084,070
5.00%, 2/15/42	Aaa	1,450,000	1,578,825
5.00%, 2/15/41	Aaa	1,000,000	1,093,569
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A2	1,000,000	1,011,319
San Antonio, G.O. Bonds
5.00%, 2/1/44	Aaa	3,500,000	3,811,816
5.00%, 2/1/43	Aaa	2,500,000	2,731,151
5.00%, 2/1/42	Aaa	4,000,000	4,387,139
San Antonio, Elec. & Gas Syst. Rev. Bonds
Ser. C, 5.50%, 2/1/49	Aa2	5,000,000	5,609,435
Ser. E, 5.00%, 2/1/44	Aa2	5,080,000	5,523,255
Ser. D, 5.00%, 2/1/43	Aa2	8,000,000	8,727,215
Ser. D, 5.00%, 2/1/42	Aa2	7,750,000	8,490,770
San Antonio, Hsg. Trust Pub. Fac. Corp. Multi-Fam. Rev. Bonds, (Brooks Family Apt. LP), Ser. A, FNMA Coll., 4.55%, 3/1/43	Aaa	7,350,000	7,273,752
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.)
5.00%, 11/15/37	A-/F	2,360,000	2,367,432
5.00%, 11/15/37	A-/F	1,980,000	1,984,270
Tarrant Cnty., Cultural Edl. Fac. Fin. Corp. Rev. Bonds, (TX Hlth. Resources), 5.00%, 2/15/41	Aa2	7,445,000	7,571,572
TX State G.O. Bonds, 3.00%, 8/1/34	Aaa	2,255,000	2,043,196
TX State Affordable Hsg. Corp. Multi-Fam. Hsg.
Mandatory Put Bonds (4/1/26), (Eden Court Apt.), 5.00%, 4/1/43	Aaa	2,100,000	2,128,227
Mandatory Put Bonds (7/1/26), (FC Juniper Creek Hsg.), 3.75%, 7/1/44	Aaa	2,550,000	2,566,841
TX State Dept. Housing & Comm. Rev. Bonds, (Oaks on Lamar), FNMA Coll., 3.55%, 9/1/34	AA+	2,766,743	2,633,566
TX State Pub. Fin. Auth. Rev. Bonds, (TX Southern U.), BAM
5.25%, 5/1/39	AA	500,000	542,932
5.25%, 5/1/38	AA	300,000	327,506
5.25%, 5/1/37	AA	300,000	328,551
Uptown Dev. Auth. Tax Alloc. Bonds, (City of Houston Reinvestment Zone No. 16), 3.00%, 9/1/38	Baa2	1,785,000	1,429,236

			184,776,070
Utah (1.6%)
Infrastructure Agcy. Telecomm. Rev. Bonds
5.625%, 10/15/38	BBB-/F	1,000,000	1,103,805
5.25%, 10/15/35	BBB-/F	1,300,000	1,405,841
5.00%, 10/15/27	BBB-/F	1,000,000	1,035,976
5.00%, 10/15/27	BBB-/F	550,000	569,787
4.00%, 10/15/31	BBB-/F	460,000	458,454
4.00%, 10/15/29	BBB-/F	600,000	604,785
Salt Lake City, Arpt. Rev. Bonds, Ser. A
5.25%, 7/1/40	A+	8,160,000	8,891,931
5.00%, 7/1/34	A+	2,000,000	2,155,110
5.00%, 7/1/32	A+	2,000,000	2,154,469
5.00%, 7/1/28	A+	750,000	787,843
5.00%, 7/1/27	A+	950,000	985,649
UT Infrastructure Agcy. Rev. Bonds, Ser. A
4.00%, 10/15/36	BBB-/F	400,000	386,739
4.00%, 10/15/28	BBB-/F	900,000	906,602
3.00%, 10/15/26	BBB-/F	500,000	493,680
UT Infrastructure Agcy. Telecomm. Rev. Bonds
Ser. A, 5.00%, 10/15/34	BBB-/F	1,380,000	1,412,256
Ser. A, 5.00%, 10/15/32	BBB-/F	2,165,000	2,221,107
5.00%, 10/15/29	BBB-/F	1,300,000	1,369,749
UT State Charter School Fin. Auth. Rev. Bonds, (UT Charter Academies, Inc.), 5.00%, 10/15/30	AA	575,000	595,002

			27,538,785
Vermont (0.2%)
VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds, (Champlain College, Inc.), Ser. A
5.00%, 10/15/30	BBB-	500,000	500,863
5.00%, 10/15/29	BBB-	900,000	903,609
5.00%, 10/15/28	BBB-	1,000,000	1,004,999
5.00%, 10/15/27	BBB-	760,000	764,575

			3,174,046
Virgin Islands (0.1%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A
5.00%, 10/1/30	BB/P	1,000,000	1,054,283
5.00%, 10/1/27	BB/P	515,000	531,383

			1,585,666
Virginia (0.4%)
Isle of Wright Cnty., Econ. Dev. Auth. Rev. Bonds, (Riverside Hlthcare. Assn.), AGM
5.25%, 7/1/43	AA	2,000,000	2,206,637
5.00%, 7/1/38	AA	600,000	654,256
5.00%, 7/1/37	AA	500,000	547,026
James City Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Williamsburg Landing, Inc.)
Ser. A, 5.75%, 12/1/28	BB+/P	640,000	640,787
5.50%, 12/1/28	BB+/P	1,100,000	1,101,362
VA State Small Bus. Fin. Auth. Rev. Bonds, (National Sr. Campuses, Inc. Oblig. Group)
5.00%, 1/1/29	A/F	590,000	611,187
5.00%, 1/1/27	A/F	320,000	326,201

			6,087,456
Washington (2.3%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds
6.75%, 12/1/44	BB+	6,420,000	7,219,110
5.75%, 12/1/27	BB+	695,000	726,993
5.75%, 12/1/25	BB+	625,000	629,313
Port of Seattle Rev. Bonds, Ser. B
5.00%, 8/1/40	AA-	1,750,000	1,846,001
5.00%, 5/1/27	AA-	1,100,000	1,138,571
Seattle, Muni. Lt. & Pwr. Mandatory Put Bonds (11/1/26), Ser. B, 3.49%, 5/1/45	Aa2	750,000	737,099
Skagit Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds
5.50%, 12/1/42	Baa3	875,000	940,884
5.50%, 12/1/41	Baa3	775,000	836,656
5.50%, 12/1/40	Baa3	1,000,000	1,084,434
5.50%, 12/1/38	Baa3	885,000	967,802
WA State G.O. Bonds, Ser. C, 5.00%, 2/1/41	Aaa	3,860,000	4,153,819
WA State Hsg. Fin. Comm. Rev. Bonds
(Eastside Retirement Assn.), Ser. A, 5.00%, 7/1/38	A-/F	1,580,000	1,696,528
Ser. 1, Class A, 4.085%, 3/20/40	A3	2,898,735	2,794,734
(Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	6,574,314	6,190,888
Ser. 1, Class A, 3.375%, 4/20/37	BBB+	5,654,884	5,106,778
WA State Hsg. Fin. Comm. Nonprofit 144A Rev. Bonds, (Seattle Academy of Arts & Sciences)
6.375%, 7/1/63	BBB	2,200,000	2,407,864
5.125%, 7/1/33	BBB	735,000	786,152

			39,263,626
West Virginia (0.3%)
WV State Hosp. Fin. Auth. Rev. Bonds, (Vandalia Hlth., Inc.), Ser. B
5.75%, 9/1/43	Baa1	3,000,000	3,367,297
5.75%, 9/1/41	Baa1	2,000,000	2,254,017

			5,621,314
Wisconsin (3.1%)
Pub. Fin. Auth. Rev. Bonds, (Roseman U. of Hlth. Sciences), 5.00%, 4/1/25	BB	455,000	456,177
Pub. Fin. Auth. 144A Rev. Bonds
(Roseman U. of Hlth. Sciences), 5.00%, 4/1/30	BB	475,000	491,685
(WFCS Holdings, LLC), Ser. A-1, 4.50%, 1/1/35	BB-/P	1,150,000	1,152,218
Pub. Fin. Auth. Ed. 144A Rev. Bonds, (Mater Academy of NV), 5.00%, 12/15/34	BB	825,000	862,697
Pub. Fin. Auth. Multi-Fam Affordable Hsg. 144A Rev. Bonds, (Dominium Holdings I, LLC), Ser. 1, Class B-1, 6.81%, 4/28/36	BBB-/P	2,850,000	2,900,082
Pub. Fin. Auth. Poll. Control Mandatory Put Bonds (10/1/30), (Duke Energy Progress, LLC), 3.70%, 10/1/46	Aa3	7,000,000	6,944,317
Pub. Fin. Auth. Student Hsg. Fac. Rev. Bonds
(Beyond Boone, LLC-Appalachian State U.), Ser. A, AGM, 5.00%, 7/1/54	AA	1,475,000	1,489,224
(Beyond Boone, LLC-Appalachian State U.), Ser. A, AGM, 5.00%, 7/1/44	AA	1,000,000	1,019,188
(NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/28	BBB-	655,000	678,695
(NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/27	BBB-	880,000	904,041
Pub. Fin. Auth. Student Hsg. Fac. 144A Rev. Bonds, (CHF-Manoa, LLC), Ser. A
5.50%, 7/1/43	BBB-	1,000,000	1,075,196
5.25%, 7/1/38	BBB-	1,000,000	1,079,583
WI Pub. Fin. Auth. Edl. Fac. 144A Rev. Bonds, (Methodist U. (The)), 4.00%, 3/1/29	BB	1,780,000	1,699,301
WI State Ser. 1
5.00%, 5/1/36	Aa1	600,000	686,472
5.00%, 5/1/35	Aa1	1,500,000	1,723,023
5.00%, 5/1/34	Aa1	2,000,000	2,281,633
5.00%, 5/1/33	Aa1	4,000,000	4,527,237
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Marshfield Clinic Hlth. Syst.), 5.50%, 2/15/54	BBB	5,200,000	5,624,248
(Milwaukee Reg. Med. Ctr. Util. & Infrastructure), 5.00%, 4/1/44	AA	7,890,000	8,048,176
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/37	AA	3,930,000	3,933,272
WI State Hsg. & Econ. Dev. Auth. Home Ownership Rev. Bonds, Ser. A, GNMA Coll., FNMA Coll., FHLMC Coll., 2.69%, 7/1/47	Aaa	4,878,661	4,221,496

			51,797,961

Total municipal bonds and notes (cost $1,659,449,671)			$1,667,450,217

SHORT-TERM INVESTMENTS (4.0%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 4.95%(AFF)	Shares	67,054,912	$67,054,912
U.S. Treasury Bills 4.624%, 1/16/25(SEG)		$300,000	297,180

Total short-term investments (cost $67,352,052)			$67,352,092
TOTAL INVESTMENTS

Total investments (cost $1,726,801,723)			$1,734,802,309

FUTURES CONTRACTS OUTSTANDING at 10/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	73	$9,170,625	$9,170,625	Dec-24	$619,180
U.S. Treasury Note 5 yr (Long)	359	38,497,141	38,497,141	Dec-24	(452,691)

Unrealized appreciation					619,180

Unrealized (depreciation)					(452,691)

Total					$166,489

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2024 through October 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,695,208,704.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/24
	Short-term investments
	Putnam Short Term Investment Fund Class P‡	$13,041,484	$312,521,060	$258,507,632	$626,860	$—

	Total Short-term investments	$13,041,484	$312,521,060	$258,507,632	$626,860	$—
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $232,721.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 3.24%, 4.90%, 4.56%, and 4.41%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector (concentration)(concentrations) greater than 10% at the close of the reporting period (as a percentage of net assets):
	Housing	17.2%
	Transportation	16.7
	Utilities	12.3
	Education	11.9
	Healthcare	10.4
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $35,430,240 were held by the TOB trust and served as collateral for $26,179,081 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $92,850 for these investments based on an average interest rate of 3.48%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,665,075,251	$2,374,966
Short-term investments	—	67,352,092	—

Totals by level	$—	$1,732,427,343	$2,374,966
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$166,489	$—	$—

Totals by level	$166,489	$—	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	400
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com